Revenue (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Disclosure of revenue [Abstract]
Gold income	$ 2,090	$ 1,911	$ 3,903
By-products	65	54	126
Revenue from product sales	$ 2,155	$ 1,965	$ 4,029